Trade Accounts Receivables and Other Current Assets - Schedule of Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Insurance claims for recoveries		$ 189
Refund of value added tax	$ 596	453
Prepaid expenses	707	464
Current portion of deferred debt issuance cost	1,149	1,149
Other receivable	497	1,703
Total other current assets	$ 2,949	$ 3,958